Financial Instruments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Financial Instruments

18)	FINANCIAL INSTRUMENTS
18.1) CURRENT AND
NON-CURRENT
DEBT

As of December 31, 2021 and 2020, CEMEX’s consolidated debt summarized by interest rates and currencies, was as follows:

	2021			2020
	Current	Non-current	Total 1, 2	Current	Non-current	Total 1, 2

Floating rate debt	$27	896	923	$172	2,538	2,710
Fixed rate debt	46	6,410	6,456	7	6,622	6,629

	$73	7,306	7,379	$179	9,160	9,339

Effective rate 3
Floating rate	2.7%	2.6%		3.1%	4.0%
Fixed rate	5.2%	4.8%		4.7%	5.6%

	2021				2020
Currency	Current	Non-current	Total	Effective rate 3	Current	Non-current	Total	Effective rate 3

Dollars	$6	6,375	6,381	4.4%	$6	6,089	6,095	5.8%
Euros	1	453	454	3.1%	73	2,078	2,151	2.7%
Pounds	—	—	—	—	55	329	384	2.5%
Philippine pesos	66	109	175	4.4%	3	220	223	4.1%
Mexican pesos	—	254	254	7.2%	—	334	334	6.8%
Other currencies	—	115	115	4.1%	42	110	152	4.9%

	$73	7,306	7,379		$179	9,160	9,339

1
As of December 31, 2021 and 2020, from total debt of $7,379 and $9,339, respectively, 94% in 2021 and 93% in 2020 was held in the Parent Company and 6% in 2021 and 7% in 2020 was in subsidiaries of the Parent Company.

2
As of December 31, 2021 and 2020, cumulative discounts, fees and other direct costs incurred in CEMEX’s outstanding debt borrowings and the issuance of notes payable (jointly “Issuance Costs”) for $53 and $66, respectively, are presented reducing debt balances and are amortized to financial expense over the maturity of the related debt instruments under the amortized cost method.

3	In 2021 and 2020 , represents the weighted-average nominal interest rate of the related debt agreements determined at the end of each period.
As of December 31, 2021 and 2020, CEMEX’s consolidated debt summarized by type of instrument, was as follows:

2021	Current	Non-current	2020	Current	Non-current

Bank loans			Bank loans
Loans in foreign countries, 2023 to 2024	$—	289	Loans in foreign countries, 2021 to 2024	$67	371
Syndicated loans, 2023 to 2026	—	1,728	Syndicated loans, 2021 to 2025	—	2,383

	—	2,017		67	2,754

Notes payable			Notes payable
Medium-term notes, 2024 to 2031	—	5,179	Medium-term notes, 2024 to 2030	—	6,327
Other notes payable, 2022 to 2027	5	178	Other notes payable, 2021 to 2027	7	184

	5	5,357		7	6,511

Total bank loans and notes payable	5	7,374	Total bank loans and notes payable	74	9,265
Current maturities	68	(68)	Current maturities	105	(105)

	$73	7,306		$179	9,160

As of December 31, 2021, bank loans included a balance of $1,500 outstanding under CEMEX’s 2021 Credit Agreement signed on October 29, 2021 and a balance of $255 outstanding under the 2021 Pesos Credit Agreement. In addition, as of December 31, 2020, CEMEX’s bank loans included $2,420 of balance outstanding under the previous CEMEX’s facilities agreement entered on July 19, 2017, as amended and restated several times as described below (the “2017 Facilities Agreement”).
Changes in consolidated debt for the years ended December 31, 2021, 2020 and 2019 were as follows:

	2021	2020	2019

Debt at beginning of year	$9,339	9,365	9,311
Proceeds from new debt instruments	3,960	4,210	3,331
Debt repayments	(5,897)	(4,572)	(3,284)
Foreign currency translation and accretion effects	(23)	336	7

Debt at end of year	$7,379	9,339	9,365

As a result of debt issuances, exchange offers and tender offers incurred to refinance, replace and/or repurchase existing debt instruments, as applicable, CEMEX paid Issuance Costs as well as premiums and/or redemption costs for a total of $142 in 2021, $98 in 2020 and $63 in 2019. Of these incurred Issuance Costs, $37 in 2021, $38 in 2020 and $24 in 2019, corresponding to new debt instruments or the refinancing of old debt, adjusted the carrying amount of the related debt instruments and are amortized over the remaining term of each instrument, while $99 in 2021, $60 in 2020 and $39

in 2019 of such Issuance Costs, associated with the extinguished portion of the related debt, were recognized in the statement of operations in each year within “Financial expense”. In addition, Issuance Costs pending for amortization related to extinguished debt instruments for
$27
in 2021, $
19
in 2020 and

$
1
in 2019 were also recognized in the statement of operations of each year within “Financial expense.”
As of December 31, 2021 and 2020,
non-current
notes payable for $5,357 and $6,511, respectively, were detailed as follows:

Description	Date of issuance	Issuer 1	Currency	Principal amount	Rate	Maturity date	Redeemed amount 2 $	Outstanding amount 2 $	2021	2020

July 2031 Notes 3	12/Jan/2 1	CEMEX, S.A.B. de C.V.	Dollar	1,750	3.875%	11/Jul/3 1	—	1,750	$1,741	—
September 2030 Notes	17/Sep/2 0	CEMEX, S.A.B. de C.V.	Dollar	1,000	5.2%	17/Sep/3 0	—	1,000	995	995
November 2029 Notes	19/Nov/19	CEMEX, S.A.B. de C.V.	Dollar	1,000	5.45%	19/Nov/2 9	—	1,000	994	993
June 2027 Notes	05/Jun/2 0	CEMEX, S.A.B. de C.V.	Dollar	1,000	7.375%	05/Jun/2 7	—	1,000	995	994
April 2026 Notes 3	16/Mar/1 6	CEMEX, S.A.B. de C.V.	Dollar	1,000	7.75%	16/Apr/2 6	(1,000)	—	—	997
March 2026 Notes	19/Mar/1 9	CEMEX, S.A.B. de C.V.	Euro	400	3.125%	19/Mar/2 6	—	455	454	487
July 2025 Notes	01/Apr/0 3	CEMEX Materials LLC	Dollar	150	7.70%	21/Jul/2 5	—	150	152	153
January 2025 Notes 3	11/Sep/1 4	CEMEX, S.A.B. de C.V.	Dollar	1,100	5.70%	11/Jan/2 5	(1,100)	—	—	1,069
December 2024 Notes	05/Dec/1 7	CEMEX, S.A.B. de C.V.	Euro	650	2.75%	05/Dec/2 4	(650)	—	—	792
Other notes payable									26	31

									$5,357	6,511

1
As of December 31, 2021, after closing the 2021 Credit Agreement, all notes issued are fully and unconditionally guaranteed by CEMEX Concretos, S.A. de C.V., CEMEX Operaciones México, S.A. de C.V., Cemex Innovation Holding Ltd. and CEMEX Corp.

2	Presented net of all outstanding notes repurchased and held by CEMEX. As of December 31, 2021 there are no repurchased notes outstanding.
3	CEMEX used the proceeds from the July 2031 Notes to redeem in full the April 2026 Notes and partially the January 2025 Notes.
The maturities of consolidated long-term debt as of December 31, 2021, were as follows:

	Bank loans	Notes payable	Total
2023	$199	6	205
2024	368	5	373
2025	691	157	848
2026	691	460	1,151
2027 and thereafter	—	4,729	4,729

	$1,949	5,357	7,306

As of December 31, 2021, CEMEX had the following lines of credit, of which, the only committed portion refers to the revolving credit facility under the 2021 Credit Agreement, at annual interest rates ranging between 1.65% and 3.94%, depending on the negotiated currency:

	Lines of credit	Available
Other lines of credit in foreign subsidiaries 1	$199	87
Other lines of credit from banks 1	540	339
Revolving credit facility 2021 Credit Agreement	1,750	1,750

	$2,489	2,176

1	Uncommitted amounts subject to the banks’ availability.
2021 Credit Agreement
On October 29, 2021, CEMEX, S.A.B. de C.V. closed a new $3,250 syndicated sustainability-linked credit agreement, which proceeds were mainly used to fully repay its previous 2017 Facilities Agreement. The 2021 Credit Agreement consists of a $1,500 five-year amortizing term loan and a $1,750 five-year committed Revolving Credit Facility. The committed Revolving Credit Facility under CEMEX’s new 2021 Credit Agreement is $600 larger than the one under the previous 2017 Facilities Agreement, resulting in a stronger liquidity position which is favorable for CEMEX from a risk and credit rating perspective.
The 2021 Credit Agreement is exclusively Dollar denominated and includes an interest rate margin grid over LIBOR that is about 25 basis points lower on average than that of the 2017 Facilities Agreement. All tranches under the 2021 Credit Agreement include a margin over LIBOR from 100 bps to 175 bps, depending on the ratio of debt to Operating EBITDA (“Consolidated Leverage Ratio”) ranging from less than 2.25 times in the lower end to greater than 3.25 times in the higher end. The 2021 Credit Agreement includes the Loan Market Association replacement screen rate provisions in anticipation of the discontinuation of LIBOR rates.
Moreover, on December 23, 2021, CEMEX closed the 2021 Pesos Credit Agreement, under terms substantially similar to those of the 2021 Credit Agreement. The 2021 Pesos Credit Agreement has the same guarantor structure as the 2021 Credit Agreement.
The London Inter-Bank Offered Rate (“LIBOR”) and the Euro Inter-Bank Offered Rate (“EURIBOR”) represent variable rates used in international markets for debt denominated in U.S. dollars and Euros, respectively. The

Tasa de Interés Interbancaria de Equilibrio
(“TIIE”) is the variable rate used for debt denominated in Mexican Pesos. As of December 31, 2021 and 2020,
3-Month
LIBOR rate was 0.21% and 0.24%, respectively, meanwhile
3-Month
EURIBOR rate was
-0.57%
and
-0.545%,
respectively. As of December 31, 2021,
28-day
TIIE rate was 5.72%. The contraction “bps” means basis points. One hundred basis points equal 1%. See note 18.5 for developments on the undergoing interest rate benchmark reform.
Furthermore, the 2021 Credit Agreement is the first debt instrument issued by CEMEX under the Sustainability-linked Financing Framework (the “Framework”), which is aligned to CEMEX’s strategy of CO
2
emissions reduction and its ultimate vision of a carbon-neutral economy (note 3.4). The annual performance in respect to the three metrics referenced in the Framework may result in a total adjustment of the interest rate margin of plus or minus 5 basis points, in line with other sustainability-linked loans from investment grade rated borrowers.
Additionally, the 2021 Credit Agreement has a simpler guarantor structure, replicated in all senior notes of the Parent Company, than that of the previous 2017 Facilities Agreement. The balance of debt under the 2021 Credit Agreement, which debtor is CEMEX, S.A.B. de C.V., is guaranteed by CEMEX Concretos, S.A. de C.V., CEMEX Operaciones México, S.A. de C.V., Cemex Innovation Holding Ltd. and CEMEX Corp.
Under the 2021 Credit Agreement, as compared to the 2017 Facilities Agreement, CEMEX has no limits or permitted baskets to incur capital expenditures, acquisitions, dividends, share buybacks and sale of assets, among others, as long as certain limited circumstances, such as non-compliance
with financial covenants or specific fundamental changes, would not arise therefrom.
As of December 31, 2021 and 2020, CEMEX was in compliance with the limitations, restrictions and financial covenants contained in the 2021 Credit Agreement, in the 2021 Pesos Credit Agreement and in the 2017 Facilities Agreement, as applicable. CEMEX cannot assure that in the future it will be able to comply with such restrictive covenants and limitations. CEMEX’s failure to comply with such covenants and limitations could result in an event of default, which could materially and adversely affect CEMEX’s business and financial condition.

2017 Facilities Agreement
On July 19, 2017, the Parent Company and certain subsidiaries entered into the 2017 Facilities Agreement for an amount in different currencies equivalent to $4,050 at the origination date. The proceeds were used to repay the $3,680 then outstanding under the former facilities agreements and other debt repayments. After the amendments to the 2017 Facilities Agreement that became effective on October 13, 2020, debt outstanding would amortize between July 2021 and July 2025, except for the commitments under the revolving credit which would mature in July 2023. All tranches under the 2017 Facilities Agreement included a margin of LIBOR or EURIBOR from 125 bps to 475 bps, and TIIE from 100 bps to 425 bps, depending on the Consolidated Leverage Ratio ranging from less than 2.50 times in the lower end to greater than 6.00 times in the higher end.
In the amendment process to the 2017 Facilities Agreement that became effective on October 13, 2020, among other aspects, CEMEX negotiated new modifications to the financial covenants and the inclusion of sustainability-linked metrics, as well as the Loan Market Association replacement screen rate provisions in anticipation of the discontinuation of LIBOR and potentially EURIBOR. Moreover, as part of amendment process to the 2017 Facilities Agreement that became effective on May 22, 2020, among other aspects, CEMEX negotiated modifications to the financial covenants considering the adverse effects arising during the
COVID-19

P
andemic (note 2) in exchange of a
one-time
fee of $14 (35 bps), and agreed to certain temporary restrictions with respect to permitted capital expenditures, the extension of loans to third parties, acquisitions and/or the use of proceeds from asset sales and fundraising activities, as well as the suspension of share repurchases whenever and for as long as the Company failed to report a consolidated leverage ratio of 4.50 times or less.
Until October 29, 2021, debt under the 2017 Facilities Agreement was guaranteed by CEMEX Concretos, S.A. de C.V., CEMEX España, S.A. (“CEMEX España”), CEMEX Asia B.V., CEMEX Corp., CEMEX Africa & Middle East Investments B.V., CEMEX Finance LLC, CEMEX France Gestion (S.A.S.), CEMEX Research Group AG and CEMEX UK. In addition, debt under this agreement (together with all other senior debt) was also secured by a first-priority security interest in: (a) substantially all the shares of CEMEX Operaciones México, S.A. de C.V, CEMEX Innovation Holding Ltd. and CEMEX España (the “Collateral”); and (b) all proceeds of such Collateral. At this respect, on October 6, 2021, after compliance with all relevant conditions of the 2017
Facilities Agreement and the
then-in
effect intercreditor agreement governing the rights of certain of CEMEX’s creditors, the liens on the Collateral were released.
During 2021 until October 29 and the years 2020 and 2019, under the 2017 Facilities Agreement, CEMEX was required to: a) not exceed an aggregate amount for capital expenditures of $1,500 per year, excluding certain capital expenditures, joint venture investments and acquisitions by CHP and its subsidiaries and CLH and its subsidiaries, which had a separate limit of $500 (or its equivalent) each; and b) not exceed the amount for permitted acquisitions and investments in joint ventures of $400 per year. Nonetheless, such limitations did not apply if capital expenditures or acquisitions did not exceed free cash flow generation or were funded with proceeds from equity issuances or asset disposals.
Financial Covenants
Under the 2021 Credit Agreement, at the end of each quarter for each period of four consecutive quarters, CEMEX must comply with a maximum Consolidated Leverage Ratio of 3.75 times throughout the life of the Credit Agreement, and a minimum ratio of Operating EBITDA to interest expense (“Consolidated Coverage Ratio”) of 2.75 times. These financial ratios are calculated using the consolidated amounts under IFRS.

Under the 2017 Facilities Agreement, CEMEX had to comply with a Consolidated Coverage Ratio equal or greater than 1.75 times as of December 31, 2020 and March 31, 2021; and equal or greater than 2.25 times as of June 30, 2021 and September 30, 2021.
Moreover, under the 2017 Facilities Agreement and until its expiration, CEMEX had to comply with a Consolidated Leverage Ratio as follows:

Period	Leverage Ratio
For the period ending on December 31, 2020 up to and including the period ending on March 31, 2021	< = 6.25
For the period ending on June 30, 2021	< = 6.00
For the period ending on September 30, 2021	< = 5.75

Consolidated Leverage Ratio

•
Under the 2021 Credit Agreement, the ratio is calculated dividing “Consolidated Net Debt” by “Consolidated EBITDA” for the last twelve months as of the calculation date. Consolidated Net Debt equals debt, as reported in the statement of financial position, net of cash and cash equivalents, excluding any existing or future obligations under any securitization program, and any subordinated debt of CEMEX, adjusted for net mark-to-market
of all derivative instruments, as applicable, among other adjustments including in relation for business acquisitions or disposals.

•
Under the 2017 Facilities Agreement, the ratio was calculated dividing “Funded Debt” by pro forma Operating EBITDA for the last twelve months as of the calculation date including a permanent fixed adjustment from the adoption of IFRS 16. Funded Debt equals debt, as reported in the statement of financial position, net of cash and cash equivalents, excluding components of liability of convertible subordinated notes, plus lease liabilities, perpetual debentures and guarantees, plus or minus the fair value of derivative financial instruments, as applicable, among other adjustments for business acquisitions or disposals.

Consolidated
 EBITDA:
Under the 2021 Credit Agreement, represents Operating EBITDA for the last twelve months as of the calculation date, as adjusted for any discontinued EBITDA, and solely for the purpose of calculating the Consolidated Leverage Ratio on a pro forma basis for any material disposition and/or material acquisition.
Pro forma Operating EBITDA:
Under the 2017 Facilities Agreement, represented Operating EBITDA for the last twelve months as of the calculation date, after IFRS 16 effects, plus the portion of Operating EBITDA referring to such twelve-month period of any significant acquisition made in the period before its consolidation in CEMEX, minus Operating EBITDA referring to such twelve-month period of any significant disposal that had already been liquidated.
Consolidated Coverage Ratio

•	Under the 2021 Credit Agreement, the ratio is calculated by dividing Consolidated EBITDA by the financial expense for the last twelve months as of the calculation date.

•
Under the 2017 Facilities Agreement, the ratio was calculated by dividing pro forma Operating EBITDA by the financial expense for the last twelve months as of the calculation date, both including IFRS 16 effects. Financial expense included coupons accrued on the perpetual debentures.

As of December 31, 2021, 2020 and 2019, under the 2021 Credit Agreement and the 2017 Facilities Agreement, as applicable, the main consolidated financial ratios were as follows:

Consolidated financial ratios		Refers to the compliance limits and calculations that were effective on each date
		2021	2020	2019
Leverage ratio	Limit	<=3.75	<=6.25	<=5.25
	Calculation	2.73	4.07	4.17

Coverage ratio	Limit	>=2.75	>=1.75	>=2.50
	Calculation	5.99	3.82	3.86

CEMEX’s ability to comply with these ratios may be affected by economic conditions and volatility in foreign exchange rates, as well as by overall conditions in the financial and capital markets.
CEMEX will classify all of its
non-current
debt as current debt if: 1) as of any measurement date CEMEX fails to comply with the aforementioned financial ratios; or 2) the cross default clause that is part of the 2021 Credit Agreement is triggered by the provisions contained therein; 3) as of any date prior to a subsequent measurement date CEMEX expects not to be in compliance with such financial ratios in the absence of: a) amendments and/or waivers covering the next succeeding 12 months; b) high probability that the violation will be cured during any agreed upon remediation period and be sustained for the next succeeding 12 months; and/or c) an agreement to refinance the relevant debt on a long-term basis. As a result of such classification of debt as current for noncompliance with the agreed upon financial ratios or, in such event, the absence of a waiver of compliance or a negotiation thereof, after certain procedures upon CEMEX’s lenders’ request, they would call for the acceleration of payments due under the 2021 Credit Agreement. That scenario would have a material adverse effect on CEMEX’s operating results, liquidity or financial position.
18.2)	OTHER FINANCIAL OBLIGATIONS
As of December 31, 2021 and 2020, other financial obligations in the consolidated statement of financial position were detailed as follows:

	2021			2020
	Current	Non-current	Total	Current	Non-current	Total

I. Leases	$265	911	1,176	$293	967	1,260
II. Liabilities secured with accounts receivable	602	—	602	586	—	586

	$867	911	1,778	$879	967	1,846

I.	Leases (notes 3.6, 9.1, 16.2 and 25.1)
CEMEX has several operating and administrative assets under lease contracts (note 16.2). As mentioned in note

3.6, CEMEX applies the recognition exemption for short-term leases and leases of low-value
assets. Changes in the balance of lease financial liabilities during 2021, 2020 and 2019 were as follows:

	2021	2020	2019

Lease financial liability at beginning of year	$1,260	1,306	1,315
Additions from new leases	227	213	274
Reductions from payments	(313)	(276)	(239)
Cancellations and liability remeasurements	27	(9)	(54)
Foreign currency translation and accretion effects	(25)	26	10

Lease financial liability at end of year	$1,176	1,260	1,306

As of December 31, 2021, the maturities of
non-current
lease financial liabilities are as follows:

Total
2023	$233
2024	137
2025	104
2026	70
2027 and thereafter	367
$911
Total cash outflows for leases in 2021, 2020 and 2019, including the interest expense portion as disclosed at note 9.1, were $381, $350 and $316, respectively. Future payments associated with these contracts are presented in note 25.1.

II.	Liabilities secured with accounts receivable
As mentioned in note 11, as of December 31, 2021 and 2020, the funded amounts of sale of trade accounts receivable under securitization programs and/or factoring programs with recourse of $602 and $586, respectively, were recognized in “Other financial obligations” in the statement of financial position.

18.3) FAIR VALUE OF FINANCIAL INSTRUMENTS
Financial assets and liabilities
The book values of cash, trade receivables, other accounts receivable, trade payables, other accounts payable and accrued expenses, as well as short-term debt, approximate their corresponding estimated fair values due to the revolving nature of these financial assets and liabilities in the short-term.
The estimated fair value of CEMEX´s
non-current
debt is level 1 and level 2 and is either based on estimated market prices for such or similar instruments, considering interest rates currently available for CEMEX to negotiate debt with the same maturities, or determined by discounting future cash flows using market-based interest rates currently available to CEMEX.

The fair values determined by CEMEX for its derivative financial instruments are level 2. There is no direct measure for the risk of CEMEX or its counterparties in connection with such instruments. Therefore, the risk factors applied for CEMEX’s assets and liabilities originated by the valuation of such derivatives were extrapolated from publicly available risk discounts for other public debt instruments of CEMEX or of its counterparties.
The estimated fair value of derivative instruments fluctuates over time and is determined by measuring the effect of future relevant economic variables according to the yield curves shown in the market as of the reporting date. These values should be analyzed in relation to the fair values of the underlying transactions and as part of CEMEX’s overall exposure to fluctuations in interest rates and foreign exchange rates. The notional amounts of derivative instruments do not represent amounts of cash exchanged by the parties, and consequently, there is no direct measure of CEMEX’s exposure to the use of these derivatives. The amounts exchanged are determined based on the notional amounts and other terms included in the derivative instruments.
As of December 31, 2021 and 2020, the carrying amounts of financial assets and liabilities and their respective fair values were as follows:

	2021		2020
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Derivative financial instruments (notes 15.2 and 18.4)	$22	22	$3	3
Other investments and non-current accounts receivable (note 15.2)	221	221	272	272

	$243	243	$275	275

Financial liabilities
Long-term debt (note 18.1)	$7,306	7,629	$9,160	9,687
Other financial obligations (note 18.2)	911	919	967	1,012
Derivative financial instruments (notes 18.4 and 19.2)	30	30	53	53

	$8,247	8,578	$10,180	10,752

As of December 31, 2021 and 2020, assets and liabilities carried at fair value in the consolidated statements of financial position are included in the following fair value hierarchy categories (note 3.6):

2021	Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative financial instruments (notes 15.2 and 18.4)	$—	22	—	22
Investments in strategic equity securities (note 15.2)	14	–	—	14
Other investments at fair value through earnings (note 15.2)	—	3	—	3

	$14	25	—	39

Liabilities measured at fair value
Derivative financial instruments (notes 18.4 and 19.2)	$—	30	—	30

2020	Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative financial instruments (notes 15.2 and 18.4)	$—	3	—	3
Investments in strategic equity securities (note 15.2)	23	—	—	23
Other investments at fair value through earnings (note 15.2)	—	3	—	3

	$23	6	—	29

Liabilities measured at fair value
Derivative financial instruments (notes 18.4 and 19.2)	$—	53	–—	53

18.4)	DERIVATIVE FINANCIAL INSTRUMENTS
During the reported periods, in compliance with the guidelines established by its Risk Management Committee, the restrictions set forth by its debt agreements and its hedging strategy (note 18.5), CEMEX held derivative instruments with the objectives explained in the following paragraphs.

As of December 31, 2021 and 2020, the notional amounts and fair values of CEMEX’s derivative instruments were as follows:

	2021		2020
	Notional amount	Fair value	Notional amount	Fair value

I. Net investment hedge	$1,511	3	741	(42)
II. Interest rate swaps	1,005	(18)	1,334	(47)
III. Equity forwards on third party shares	—	—	27	3
IV. Fuel price hedging	145	30	128	5
V. Options	250	6	—	—

	$2,911	21	2,230	(81)

The caption “Financial income and other items, net” in the income statement includes certain gains and losses related to the recognition of changes in fair values of the derivative financial instruments during the applicable period, which represented net losses of $6 in 2021, of $17 in 2020 and of $1 in 2019.

I.	Net investment hedge
As of December 31, 2021 and 2020, there are Dollar/Mexican peso foreign exchange forward contracts for a notional amount of $761 and $741, respectively, under a program that started in 2017 with a notional of up to $1,250, which can be adjusted in relation to hedged risks, with forward contracts with tenors from 1 to 18 months. CEMEX has designated this program as a hedge of CEMEX’s net investment in Mexican pesos, pursuant to which changes in fair market value of these instruments are recognized as part of other comprehensive income in equity. For the years 2021, 2020 and 2019, these contracts generated losses of $4, gains of $53 and losses of $126, respectively, which partially offset currency translation results in each year recognized in equity generated from CEMEX’s net assets denominated in Mexican pesos due to the depreciation of the peso in 2021 and 2020 and the appreciation of the peso in 2019.
Moreover, as of December 31, 2021, there are Dollar/Euro cross currency swap contracts for a notional amount of $750, which were entered into in November 2021, with maturity in November 2026. CEMEX has designated the foreign exchange forward component of this program as a hedge of CEMEX’s net investment in Euros, pursuant to which changes in fair market of such forward contracts are recognized as part of other comprehensive income in equity, while changes in fair value of the interest rate swap component are recognized within “Financial income and other items, net”.
For the year 2021, these contracts generated gains of $10, which partially offset currency translation results recognized in equity generated from CEMEX’s net assets denominated in Euros due to the depreciation of the Euro in 2021 against the dollar, as well as losses in 2021 of $1 related to the exchange of interest rates in the statement of operations.

II.	Interest rate swap contracts
As of December 31, 2021 and 2020, CEMEX held interest rate swaps for a notional amount of $750 and $1,000, respectively, with a fair value representing liabilities of $30 in 2021 and $44 in 2020, negotiated in June 2018 to fix interest payments of existing bank loans bearing Dollar floating rates. During September 2020, CEMEX amended one of the interest rate swap contracts to reduce the weighted strike from 3.05% to 2.56% paying $14 and, in November 2021, CEMEX partially unwound its interest rate swap paying $5, recognized within “Financial income and other items, net” in the statement of operations. In November 2021, these contracts were extended, and they will mature in November 2026. For accounting purposes under IFRS, CEMEX designated these contracts as cash flow hedges, pursuant to which, changes in fair value are initially recognized as part of other comprehensive income in equity and are subsequently allocated through financial expense as interest expense on the related bank loans is accrued. For the years 2021 and 2020, changes in fair value of these contracts generated gains of $23 and losses of $9, respectively, recognized in other comprehensive income.
In addition, as of December 31, 2021 and 2020, CEMEX held interest rate swaps for a notional of $255 and $334, respectively, negotiated to fix interest payments of existing bank loans referenced to Mexican Peso floating rates and that will mature in November 2023, which fair value represented an asset of $12 in 2021 and a liability of $3 in 2020. During December 2021, CEMEX partially unwound its interest rate swap receiving $3 recognized within “Financial income and other items, net” in the statement of operations. CEMEX designated these contracts as cash flow hedges, pursuant to which, changes in fair value are initially recognized as part of other comprehensive income in equity and are subsequently allocated through financial expense as interest expense on the related bank loans is accrued. For the years ended December 31, 2021 and 2020 changes in fair value of these contracts generated gains of $15 and losses of $3, respectively, recognized in other comprehensive income.

III.	Equity forwards on third party shares
As of December 31, 2020, CEMEX maintained equity forward contracts with cash settlement in March 2022, over the price of 4.7 million shares of Grupo Cementos de Chihuahua, S.A.B. de C.V. (“GCC”). During 2020 and 2019, CEMEX early settled portions of these contracts for 9.2 and 6.9 million shares, respectively. During 2021 CEMEX settled contracts for the remainder 4.7 million shares of GCC. Changes in the fair value of these instruments and early settlement effects generated gains of $2 in 2021, of $1 in 2020 and of $2 in 2019 recognized within “Financial income and other items, net” in the income statement.

IV.	Fuel price hedging
As of December 31, 2021 and 2020, CEMEX maintained swap and option contracts negotiated to hedge the price of certain fuels, primarily diesel and gas, in several operations for aggregate notional amounts of $145 and $128, respectively, with an estimated aggregate fair value representing assets of $30 in 2021 and of $5 in 2020. By means of these contracts, for its own consumption only, CEMEX either fixed the price of these fuels, or entered into option contracts to limit the prices to be paid for these fuels, over certain volumes representing a portion of the estimated consumption of such fuels in several operations. These contracts have been designated as cash flow hedges of diesel or gas consumption, and as such, changes in fair value are recognized temporarily through other comprehensive income and are recycled to operating expenses as the related fuel volumes are consumed. For the years 2021, 2020 and 2019, changes in fair value of these contracts recognized in other comprehensive income represented gains of $22, $7 and $15, respectively.

V.	Foreign Exchange Options
As of December 31, 2021, CEMEX held Dollar/Mexican peso call spread option contracts for a notional amount of $250, maturing in September 2022, negotiated to maintain the value in dollars over such notional amount over revenues generated in pesos. Changes in the fair value of these instruments, generated losses of $5, recognized within “Financial income and other items, net” in the statement of operations.

Other derivative financial instruments negotiated during the periods
During 2020, CEMEX negotiated Dollar/Peso, Dollar/Euro and Dollar/British Pound foreign exchange forward contracts to sell Dollars and Pesos and buy Euro and British Pounds, negotiated in connection with the voluntary prepayment and currency exchanges under the 2017 Facilities Agreement, for a combined notional amount of $397. For the year 2020, the aggregate results from positions entered and settled, generated losses of $15 recognized within “Financial income and other items, net” in the statements of operation. Additionally, during 2020, CEMEX negotiated Dollar/Euro foreign exchange forward contracts to sell Dollars and buy Euro, negotiated in connection with the redemption of the 4.625% April 2024 Notes. For the year 2020, the aggregate results of these instruments from positions entered and settled, generated gains of $3, recognized within “Financial income and other items, net” in the statement of operations.
Moreover, in connection with the proceeds from the sale of certain assets in the United Kingdom (note 5.2), the Company negotiated British Pound/Euro foreign exchange forward contracts to sell British Pounds and buy Euro for a notional amount of $186. CEMEX settled such derivatives on August 5, 2020. During the year 2020, changes in the fair value of these instruments and their settlement generated gains of $9 recognized within “Financial income and other items, net” in the statement of operations.

18.5)	RISK MANAGEMENT
Enterprise risks may arise from any of the following situations: i) the potential change in the value of assets owned or reasonably anticipated to be owned, ii) the potential change in value of liabilities incurred or reasonably anticipated to be incurred, iii) the potential change in value of services provided, purchase or reasonably anticipated to be provided or purchased in the ordinary course of business, iv) the potential change in the value of assets, services, inputs, products or commodities owned, produced, manufactured, processed, merchandised, leased or sold or reasonably anticipated to be owned, produced, manufactured, processed, merchandised, leased or sold in the ordinary course of business, or v) any potential change in the value arising from interest rate or foreign exchange rate exposures arising from current or anticipated assets or liabilities.
In the ordinary course of business, CEMEX is exposed to commodities risk, including the exposure from inputs such as fuel, coal, petcoke, fly-ash,
gypsum and other industrial materials which are commonly used by CEMEX in the production process, and expose CEMEX to variations in prices of the underlying commodities. To manage this and other risks, such as credit risk, interest rate risk, foreign exchange risk, equity risk and liquidity risk, considering the guidelines set forth by the Parent Company’s Board of Directors, which represent CEMEX’s risk management framework and that are supervised by several Committees, CEMEX’s management establishes specific policies that determine strategies oriented to obtain natural hedges to the extent possible, such as avoiding customer concentration on a determined market or aligning the currencies portfolio in which CEMEX incurred its debt, with those in which CEMEX generates its cash flows.
As of December 31, 2021 and 2020, these strategies are sometimes complemented with the use of derivative financial instruments as mentioned in note 18.4, such as the commodity forward contracts on fuels negotiated to fix the price of these underlying commodities.

The main risk categories are mentioned below:
Credit risk
Credit risk is the risk of financial loss faced by CEMEX if a customer or counterparty to a financial instrument does not meet its contractual obligations and originates mainly from trade accounts receivable. As of December 31, 2021 and 2020, the maximum exposure to credit risk is represented by the balance of financial assets. Management has developed policies for the authorization of credit to customers. Exposure to credit risk is monitored constantly according to the payment behavior of debtors. Credit is assigned on a customer-by-customer
basis and is subject to assessments which consider the customers’ payment capacity, as well as past behavior regarding due dates, balances past due and delinquent accounts. In cases deemed necessary, CEMEX’s management requires guarantees from its customers and financial counterparties regarding financial assets.
The Company’s management has established a policy of low risk tolerance which analyzes the creditworthiness of each new client individually before offering the general conditions of payment terms and delivery. The review includes external ratings, when references are available, and in some cases bank references. Thresholds of purchase limits are established for each client, which represent the maximum purchase amounts that require different levels of approval. Customers that do not meet the levels of solvency requirements imposed by CEMEX can only carry out transactions by paying cash in advance. As of December 31, 2021, considering CEMEX’s best estimate of potential expected losses based on the ECL model developed by CEMEX (note 11), the allowance for expected credit losses was $101.

Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates, which only affects CEMEX’s results if the fixed-rate long-term debt is measured at fair value. All of CEMEX’s fixed-rate long-term debt is carried at amortized cost and therefore is not subject to interest rate risk. CEMEX’s accounting exposure to the risk of changes in market interest rates relates primarily to its long-term debt obligations with floating interest rates, which, if such rates were to increase, may adversely affect its financing cost and the results for the period.
Nonetheless, it is not economically efficient to concentrate on fixed rates at a high point when the interest rates market expects a downward trend. That is, there is an opportunity cost for continuing to pay a determined fixed interest rate when the market rates have decreased, and the entity may obtain improved interest rate conditions in a new loan or debt issuance. CEMEX manages its interest rate risk by balancing its exposure to fixed and variable rates while attempting to reduce its interest costs. CEMEX could renegotiate the conditions or repurchase the debt, particularly when the net present value of the estimated future benefits from the interest rate reduction are expected to exceed the cost and commissions that would have to be paid in such renegotiation or repurchase of debt.
As of December 31, 2021 and 2020, 10% and 17%, respectively, of CEMEX’s long-term debt was denominated in floating rates at a weighted-average interest rate of LIBOR plus 150 basis points in 2021 and 294 basis points in 2020. These figures reflect the effect of interest rate swaps held by CEMEX during 2021 and 2020. As of December 31, 2021 and 2020, if interest rates at that date had been 0.5% higher, with all other variables held constant, CEMEX’s net income for 2021 and 2020 would have reduced by $7 and $17, respectively, because of higher interest expense on variable rate denominated debt. This analysis does not include the effect of interest rate swaps held by CEMEX during 2021 and 2020.

Managing interest rate benchmark reform

A fundamental reform of major interest rate benchmarks is being undertaken globally, including the replacement of some interbank offered rates (IBORs) with alternative nearly risk-free rates (referred to as the “IBOR reform”). CEMEX has exposures to IBORs on its financial instruments that will be replaced or reformed as part of these market-wide initiatives. There is uncertainty over the timing and the methods of transition in some jurisdictions in which CEMEX operates. The Company anticipates that the IBOR reform will imply adjustments to its risk management and hedge accounting practices. Nonetheless, in anticipation of this transition, the 2021 Credit Agreement already incorporates a benchmark rate replacement mechanism. Moreover, CEMEX’s derivative instrument contracts contain standard definitions to incorporate robust fallbacks for instruments linked to certain IBORs, with the changes coming into effect from January, 2021. From that date, all new cleared and non-cleared
derivatives that reference the definitions include the fallbacks. As of December 31, 2021, with the exemption of certain instrument that have migrated automatically to the alternate risk-free rates under the fallback protocol, CEMEX still has the majority of its debt and derivatives instruments, when applicable, linked to the LIBOR rate. There is no definite date to migrate to the alternate risk-free rates, although CEMEX considers to gradually migrate its financial instruments with no effect in the financial statements.
CEMEX’s respective risk management committee monitors and manages the Company’s transition to alternative rates. The committee evaluates the extent to which contracts reference IBOR cash flows, whether such contracts will need to be amended as a result of IBOR reform and how to manage communication about IBOR reform with counterparties. The committee reports to the Parent Company’s Board of Directors quarterly and collaborates with other business functions as needed. It provides periodic reports to management of interest rate risk and risks arising from IBOR reform.

Foreign currency risk
Foreign currency risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. CEMEX’s exposure to the risk of changes in foreign exchange rates relates primarily to its operating activities. Due to its geographic diversification, CEMEX’s revenues and costs are generated and settled in various countries and in different currencies. For the year ended December 31, 2021, 22% of CEMEX’s revenues, before eliminations resulting from consolidation, were generated in Mexico, 27% in the United States, 6% in the United Kingdom, 5% in France, 3% in Germany, 3% in Poland, 2% in Spain, 2% in the Philippines, 5% in Israel and 3% in the Rest of EMEAA region, 3% in Colombia, 1% in Panama, 2% in Dominican Republic, 2% in Caribbean TCL, 3% in the Rest of SCA&C, and 11% in CEMEX’s other operations.
Foreign exchange results incurred through monetary assets or liabilities in a currency different from its functional currency are recorded in the consolidated statements of operations. Exchange fluctuations associated with foreign currency indebtedness directly related to the acquisition of foreign entities and exchange fluctuations in related parties’ long-term balances denominated in foreign currency that are not expected to be settled in the foreseeable future, are recognized in the statement of other comprehensive income. As of December 31, 2021, excluding from the sensitivity analysis the impact of translating the net assets denominated in currencies different from CEMEX’s presentation currency, considering a hypothetic 10% strengthening of the dollar against the Mexican peso, with all other variables held constant, CEMEX’s net income for 2021 would have decreased by $9, as a result of higher foreign exchange losses on CEMEX’s dollar-denominated net monetary liabilities held in consolidated entities with other functional currencies. Conversely, a hypothetic 10% weakening of the U.S. dollar against the Mexican peso would have the opposite effect.

As of December 31, 2021, 86% of CEMEX’s financial debt was Dollar-denominated, 6% was Euro-denominated, 3% was Mexican peso-denominated, 2% was Philippine peso-denominated and 3% was in other currencies. Therefore, CEMEX had a foreign currency exposure arising mainly from the Dollar-denominated versus the several currencies in which CEMEX’s revenues are settled in most countries in which it operates. CEMEX cannot guarantee that it will generate sufficient revenues in dollars from its operations to service these obligations. As of December 31, 2021, CEMEX had implemented a derivative financing hedging strategy using foreign exchange options for a notional amount of $250 to hedge the value in dollar terms of revenues generated in pesos to partially address this foreign currency risk (note 18.4). Complementarily, CEMEX may negotiate other derivative financing hedging strategies in the future if either of its debt portfolio currency mix, interest rate mix, market conditions and/or expectations changes.

As of December 31, 2021 and 2020, CEMEX’s consolidated net monetary assets (liabilities) by currency are as follows:

	2021
	Mexico	United States	EMEAA	SCA&C	Others 1	Total
Monetary assets	$873	605	1,255	262	193	3,188
Monetary liabilities	1,644	2,701	3,279	659	7,544	15,827

Net monetary assets (liabilities)	$(771)	(2,096)	(2,024)	(397)	(7,351)	(12,639)

Out of which:
Dollars	$(166)	(2,096)	23	(87)	(6,254)	(8,580)
Pesos	(601)	—	—	—	(17)	(618)
Euros	—	—	(762)	1	(384)	(1,145)
Pounds	—	—	(1,191)	—	28	(1,163)
Other currencies	(4)	—	(94)	(311)	(724)	(1,133)

	$(771)	(2,096)	(2,024)	(397)	(7,351)	(12,639)

	2020
	Mexico	United States	EMEAA	SCA&C	Others 1	Total
Monetary assets	$856	550	1,452	240	419	3,517
Monetary liabilities	1,420	2,480	3,534	680	9,625	17,739

Net monetary assets (liabilities)	$(564)	(1,930)	(2,082)	(440)	(9,206)	(14,222)

Out of which:
Dollars	$(161)	(1,930)	17	(37)	(6,065)	(8,176)
Pesos	(403)	—	—	—	(87)	(490)
Euros	—	—	(743)	—	(2,451)	(3,194)
Pounds	—	—	(1,174)	—	26	(1,148)
Other currencies	—	—	(182)	(403)	(629)	(1,214)

	$(564)	(1,930)	(2,082)	(440)	(9,206)	(14,222)

1	Includes the Parent Company, CEMEX’s financing subsidiaries, as well as Neoris N.V., among other entities.
Considering that the Parent Company’s functional currency for all assets, liabilities and transactions associated with its financial and holding company activities is the dollar (note 3.4), there is foreign currency risk associated with the translation into dollars of subsidiaries’ net assets denominated in different currencies. When the dollar appreciates, the value of these net assets denominated in other currencies decreases in terms of Dollars, generating negative foreign currency translation and reducing stockholders’ equity. Conversely, when the dollar depreciates, the value of such net assets denominated in other currencies would increase in terms of dollars generating the opposite effect. CEMEX has implemented a Dollar/Mexican peso foreign exchange forward contracts program to hedge foreign currency translation in connection with its net assets denominated in pesos (note 18.4).

Equity risk
Equity risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in the market price of CEMEX, S.A.B. de C.V.’s and/or third party’s shares. As described in note 18.4, considering specific objectives, CEMEX has negotiated equity forward contracts on third-party shares. Under these equity derivative instruments, there is a direct relationship from the change in the fair value of the derivative with the change in price of the underlying share. All changes in fair value of such derivative instruments are recognized in the income statement as part of “Financial income and other items, net.” During the reported periods effects were not significant. As of December 31, 2021, CEMEX does not have derivative financial instruments based on the price of the Parent Company’s shares or any third-party’s shares.
Liquidity risk
Liquidity risk is the risk that CEMEX will not have sufficient funds available to meet its obligations. In addition to cash flows provided by its operating activities, to meet CEMEX’s overall liquidity needs for operations, servicing debt and funding capital expenditures and acquisitions, CEMEX relies on cost-cutting and operating improvements to optimize capacity utilization and maximize profitability, as well as borrowing under credit facilities, proceeds of debt and equity offerings, and proceeds from asset sales. CEMEX is exposed to risks from changes in foreign currency exchange rates, prices and currency controls, interest rates, inflation, governmental spending, social instability and other political, economic and/or social developments in the countries in which it operates, any one of which may materially affect CEMEX’s results and reduce cash from operations. The maturities of CEMEX’s contractual obligations are included in note 25.1.
As of December 31, 2021, current liabilities, which included $940 of current debt and other financial obligations, exceed current assets by $1,155. It is noted that as part of its operating strategy implemented by management, the Company operates with a negative working capital balance. For the year ended December 31, 2021, CEMEX generated net cash flows provided by operating activities of $1,855. The Company’s management considers that CEMEX will generate sufficient cash flows from operations in the following twelve months to meet its current obligations and trusts in its proven capacity to continually refinance and replace its current obligations, which will enable CEMEX to meet any liquidity risk in the short-term. In addition, as of December 31, 2021, CEMEX has committed lines of credit under the revolving credit facility in its 2021 Credit Agreement for a total amount of $1,750.